Label	Element	Value
Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund

(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on March 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT MULTI-ASSET ACCUMULATION FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the Fund Summary for the each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

There are no other changes in the Fees and Expenses of the Funds.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE